Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,863,112)	$ (3,510,926)	$ (4,562,783)	$ (2,666,506)
Adjustments to reconcile net loss to net cash used in operating activities:
Debt discount amortization, incl. issuance of warrants	55,000	348,637	348,637	319,204
Amortization of IP	5,083	4,505	8,285	3,644
Stock-based compensation	187,517	82,561	88,100	139,982
Stock-based compensation affiliate	217,290	75,677	89,321	38,400
Loss on issuance		212,458
Interest paid for note conversion	164,357	51,588	51,588	53,371
Changes in operating assets and liabilities:
Shares due for debt conversion			500,000
Shares due for debt conversion affiliates			485,904
Accounts payable and accrued expenses	628,627	(213,202)	(214,429)	129,508
Accounts payable affiliate	505,447	2,265,953	2,430,002	178,727
Net cash used in operating activities	(99,791)	(682,749)	(775,375)	(1,803,670)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangibles	(16,123)	(37,740)	(44,301)	(32,247)
Net cash used in investing activities	(16,123)	(37,740)	(44,301)	(32,247)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes payable	61,500			1,380,960
Proceeds from unissued stock sale			45,000
Proceeds from stock sales	63,000	505,361	505,361	678,000
Net cash provided by financing activities	124,500	505,361	550,361	2,058,960
Net increase (decrease) in cash	8,586	(215,128)	(269,315)	223,043
Cash, beginning of period	26,086	295,401	295,401	72,358
Cash, end of period	34,672	80,273	26,086	295,401
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid		52,425	52,425	104,850
Income taxes paid
NON-CASH INVESTING & FINANCING ACTIVITIES
Issuance of warrants		348,637	348,637	190,335
Forfeiture of warrants				(6,763)
Debt discount on convertible note	55,000			128,859
Common shares issued for the conversion of principal and accrued interest	1,425,857	316,588	316,588	1,520,371
Common shares issued for the conversion of accounts payable	1,171,529		3,100,141
Common shares issued for the conversion of accounts payable affiliate	$ 839,744		$ 236,721